CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net income	¥ 398,034	¥ 455,953	¥ 480,713
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities, net of applicable taxes	22,468	8,751	20,680
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	120	(84)	6,109
Unrealized gains (losses) on cash flow hedges, net of applicable taxes	(20)	(76)	31
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	16	59
Foreign currency translation adjustment, net of applicable taxes	29,678	31,653	34,041
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income		6,010	155
Pension liability adjustment, net of applicable taxes
Actuarial gains (losses) arising during period, net	(9,159)	11,929	(5,895)
Prior service cost arising during period, net		3,361
Less: Amortization of prior service cost	(894)	(1,457)	(1,458)
Less: Curtailment gain		(3,294)
Less: Amortization of actuarial gains and losses	1,104	1,963	1,805
Less: Amortization of transition obligation	72	80	80
Total other comprehensive income (loss)	43,385	58,895	55,548
Comprehensive income	441,419	514,848	536,261
Less: Comprehensive (income) loss attributable to noncontrolling interests	11,683	8,583	10,182
Comprehensive income attributable to NTT DOCOMO, INC.	¥ 453,102	¥ 523,431	¥ 546,443